Supplemental guarantor consolidated statement of cash flows (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Condensed Cash Flow Statements Captions [Line Items]
Net cash flow from / (used in) operating activities	$ (17,282)	$ (19,110)